The Nottingham Investment Trust II
                             105 N. Washington Stree
                                 P.O. Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                  800-525-3863


                                  June 4, 1999


VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


RE: The Nottingham Investment Trust II (the "Trust") (File No. 033-37458 and 811-06199); on behalf of the Trust's WST Growth & Income Fund, Brown Capital Management Equity Fund, Brown Capital Management Balanced Fund, Brown Capital Management Small Company Fund, and Brown Capital Management International Equity Fund (collectively, the "Funds") (each a series of the Trust); Prospectuses and Statements of Additional Information
     ---------------------------------------------------------------------------


Ladies and Gentlemen:

Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the Funds do not differ from that contained in Post-Effective Amendment No. 38 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on May 28, 1999.

If you have any questions concerning the foregoing, please call the undersigned at (252) 972-9922, extension 212.


Sincerely,

/s/ C. Frank Watson, III
C. Frank Watson, III
Secretary, The Nottingham Investment Trust II


CC:     Patsy Mengiste
        Asst. Branch Chief for Disclosure
        Division of Investment Management
        U.S. Securities and Exchange Commission
        450 Fifth Street, N.W.
        Mail Stop S-5
        Washington, DC  20549
        (202) 942-0632